SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.0%

Commercial Services - 3.2%
ASGN, Inc. *	13,525	1,222,254
Booz Allen Hamilton Holding Corp.	34,100	3,149,135
Equifax, Inc.	4,300	737,149

		5,108,538

Consumer Durables - 1.1%
Take-Two Interactive Software, Inc. *	4,892	533,228
YETI Holdings, Inc. *	42,000	1,197,840

		1,731,068

Consumer Non-Durables - 1.1%
Coca-Cola Europacific Partners, PLC	40,700	1,734,634

Consumer Services - 3.2%
Nexstar Media Group, Inc.	20,650	3,445,452
Vail Resorts, Inc.	7,700	1,660,428

		5,105,880

Electronic Technology - 13.5%
Applied Materials, Inc.	28,275	2,316,571
Arista Networks, Inc. *	44,850	5,063,116
Broadcom, Inc.	9,100	4,040,491
Ciena Corp. *	16,525	668,106
Coherent Corp. *	24,500	853,825
Entegris, Inc.	4,877	404,889
Marvell Technology, Inc.	70,975	3,045,537
MKS Instruments, Inc.	15,100	1,247,864
Monolithic Power Systems, Inc.	5,400	1,962,360
Skyworks Solutions, Inc.	21,400	1,824,778

		21,427,537

Energy Minerals - 2.6%
Northern Oil & Gas, Inc.	15,900	435,819
Oasis Petroleum, Inc.	18,850	2,578,115
Texas Pacific Land Corp.	600	1,066,338

		4,080,272

Finance - 9.0%
Air Lease Corp.	32,900	1,020,229
American Financial Group, Inc.	7,325	900,462
Ameriprise Financial, Inc.	10,000	2,519,500
Arthur J Gallagher & Co.	18,900	3,236,058
Carlyle Group, Inc.	85,700	2,214,488
First Republic Bank	16,550	2,160,603
Intercontinental Exchange, Inc.	25,300	2,285,855

		14,337,195

Health Services - 3.0%
Encompass Health Corp.	47,600	2,152,948
Tenet Healthcare Corp. *	50,950	2,628,001

		4,780,949

Health Technology - 14.5%
Align Technology, Inc. *	6,025	1,247,838
BioMarin Pharmaceutical, Inc. *	23,500	1,992,095
Bio-Techne Corp.	6,400	1,817,600
Cooper Cos, Inc.	4,250	1,121,575
Dexcom, Inc. *	48,040	3,869,142
Exact Sciences Corp. *	29,650	963,328
Inmode, Ltd. *	55,400	1,612,694

Name of Issuer	Quantity	Fair Value ($)

Insulet Corp. *	11,800	2,706,920
Jazz Pharmaceuticals, PLC *	5,700	759,753
PerkinElmer, Inc.	6,700	806,211
Sarepta Therapeutics, Inc. *	18,275	2,020,118
Thermo Fisher Scientific, Inc.	8,100	4,108,239

		23,025,513

Industrial Services - 6.5%
Cheniere Energy, Inc.	20,000	3,318,200
Jacobs Solutions, Inc.	27,800	3,016,022
Waste Connections, Inc.	29,400	3,972,822

		10,307,044

Non-Energy Minerals - 1.1%
Trex Co., Inc. *	38,625	1,697,183

Process Industries - 2.5%
Darling Ingredients, Inc. *	36,450	2,411,168
Ecolab, Inc.	8,000	1,155,360
Scotts Miracle-Gro Co.	11,350	485,212

		4,051,740

Producer Manufacturing - 8.4%
AGCO Corp.	12,700	1,221,359
AMETEK, Inc.	14,675	1,664,292
Aptiv, PLC *	8,800	688,248
Carlisle Cos., Inc.	11,975	3,357,910
Donaldson Co., Inc.	30,000	1,470,300
Dover Corp.	21,875	2,550,187
Hubbell, Inc.	11,000	2,453,000

		13,405,296

Retail Trade - 5.7%
Lululemon Athletica, Inc. *	6,300	1,761,228
TJX Cos., Inc.	55,175	3,427,471
Ulta Beauty, Inc. *	9,700	3,891,543

		9,080,242

Technology Services - 21.3%
Altair Engineering, Inc. *	24,800	1,096,656
ANSYS, Inc. *	10,750	2,383,275
Aspen Technology, Inc. *	8,358	1,990,876
Atlassian Corp., PLC *	16,950	3,569,500
Autodesk, Inc. *	14,800	2,764,640
Booking Holdings, Inc. *	450	739,444
DocuSign, Inc. *	16,075	859,530
Dynatrace, Inc. *	65,375	2,275,704
EPAM Systems, Inc. *	1,775	642,887
Euronet Worldwide, Inc. *	20,075	1,520,882
Globant SA *	6,975	1,304,883
GoDaddy, Inc. *	27,075	1,919,076
HubSpot, Inc. *	7,650	2,066,418
nCino, Inc. *	28,400	968,724
Paycom Software, Inc. *	7,600	2,507,924
PTC, Inc. *	39,600	4,142,160
Science Applications International Corp.	18,150	1,605,005
Splunk, Inc. *	20,900	1,571,680

		33,929,264

Transportation - 1.6%
Alaska Air Group, Inc. *	17,300	677,295

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Knight-Swift Transportation Holdings, Inc.	36,800	1,800,624

		2,477,919

Utilities - 0.7%
WEC Energy Group, Inc.	12,800	1,144,704

Total Common Stocks (cost: $102,587,243)		157,424,978

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $1,688,688)	1,688,688	1,688,688

Total Investments in Securities - 100.1% (cost $104,275,931)		159,113,666

Other Assets and Liabilities, net - (0.1)%		(139,359)

Net Assets - 100.0%		$158,974,307

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	157,424,978	—	—	157,424,978
Short-Term Securities	1,688,688	—	—	1,688,688

Total:	159,113,666	—	—	159,113,666

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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